Postretirement Benefit Plans - Amounts Recognized in the Balance Sheets (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Retirement Benefits [Abstract]
Other assets	$ 9	$ 0
Accrued benefit cost
Current liabilities	(1)	(2)
Non-current liabilities	(160)	(94)
Ending balance	$ (152)	$ (96)